Summary of Significant Accounting Policies (Details) - Schedule of the calculation of basic and diluted net income per ordinary share - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ (6,276)	$ 783,438
Denominator:
Diluted weighted average ordinary shares outstanding	3,000,000	16,834,110
Diluted net income (loss) per ordinary share	$ 0.00	$ 0.05
Denominator:
Basic weighted average ordinary shares outstanding	3,000,000	16,820,548
Basic net income (loss) per ordinary share	$ 0.00	$ 0.05